5. Cash and cash equivalents (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CashAndCashEquivalentLineItems [Line Items]
Cash equivalents	R$ 234,018	R$ 1,226,978
Local currency [member]
CashAndCashEquivalentLineItems [Line Items]
Cash equivalents	230,295	519,861
Foreign currency [member]
CashAndCashEquivalentLineItems [Line Items]
Cash equivalents	3,723	707,117
Private bonds and deposits with banks [member] | Local currency [member]
CashAndCashEquivalentLineItems [Line Items]
Cash equivalents	170,359	514,356
Private bonds and deposits with banks [member] | Foreign currency [member]
CashAndCashEquivalentLineItems [Line Items]
Cash equivalents	3,723	707,117
Automatic deposits [member] | Local currency [member]
CashAndCashEquivalentLineItems [Line Items]
Cash equivalents	R$ 59,936	R$ 5,505